SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of common stock subject to possible redemption

At September 30, 2022 and December 31, 2021, the Class A common stock reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$334,215,700
Less:
Proceeds allocated to Public Warrants	(12,700,197)
Common stock issuance costs	(18,132,174)
Plus:
Accretion of carrying value to redemption value	30,832,371
Class A Common stock subject to possible redemption, December 31, 2021	334,215,700
Plus:
Accretion of carrying value to redemption value	—
Class A Common stock subject to possible redemption, March 31, 2022	334,215,700
Plus:
Accretion of carrying value to redemption value	440,203
Class A Common stock subject to possible redemption, June 30, 2022	334,655,903
Less:
Redemption of Class A common stock on September 7, 2022	(302,873,885)
Plus:
Accretion of carrying value to redemption value	1,110,667
Class A Common stock subject to possible redemption, September 30, 2022	$32,892,685

At December 31, 2021 and 2020, the Class A Common Stock reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$334,215,700
Less:
Proceeds allocated to Public Warrants	(12,700,197)
Class A Common stocks issuance costs	(18,132,174)
Plus:
Accretion of carrying value to redemption value	30,832,371
Class A Common stocks subject to possible redemption	$334,215,700

Summary of calculation of basic and diluted net income (loss) per common share

	Three Months Ended				Nine Months Ended
	September 30,		September 30,		September 30,		September 30,
	2022		2021		2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Numerator:
Allocation of net income	$333,860	$105,144	$15,974,063	$3,993,516	$9,027,332	$2,425,352	$13,635,696	$3,408,924
Denominator:
Basic and diluted weighted average ordinary share outstanding	26,530,664	8,355,393	33,421,570	8,355,393	31,099,360	8,355,393	33,421,570	8,355,393
Basic and diluted net income per ordinary share	$0.01	$0.01	$0.48	$0.48	$0.29	$0.29	$0.41	$0.41

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

			For the Period from May
			29, 2020 (inception)
			through
	Year Ended December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss)	$14,231,590	$3,557,898	$(12,476,946)	$(5,423,580)
Denominator:
Basic and diluted weighted average shares outstanding	33,421,570	8,355,393	18,333,191	7,969,220
Basic and diluted net income (loss) per common stock	$0.43	$0.43	$(0.68)	$(0.68)